Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement [text block] [Abstract]
Schedule of financial assets and liabilities
	As of December 31,
	2021		2020
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial derivative contracts	10,123,607	10,123,607	133,718	133,718
Financial assets held for trading	73,347	73,347	9.032.085	9,032,085
Loans and accounts receivable at amortized cost, net	35,477,628	35,655,136	33,303,100	36,921,368
Loans and accounts receivable at FVOCI, net	105,437	99,375	69,331	69,331
Debt instrument at FVOCI	5,803,139	5,803,139	7,162,542	7,162,542
Debt instrument at amortized cost	4,691,730	4,249,697	-	-
Guarantee deposits (margin accounts)	1,988,410	1,988,410	608,359	608,359
Liabilities
Deposits and interbank borrowings	36,858,576	36,421,937	31,471,283	32,047,227
Financial derivative contracts	10,871,241	10,871,241	9,018,660	9,018,660
Issued debt instruments and other financial liabilities	8,579,967	8,732,109	8,388,495	9,590,678
Guarantees received (margin accounts)	857,679	857,679	624,205	624,205

Schedule of assets and liabilities on recurrent basis
	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets held for trading	73,347	42,437	30,910	-
Loans and accounts receivable at FVOCI, net	99,375	-	-	99,375
Debt instruments at FVOCI	5,803,139	5,789,050	13,534	555
Derivatives	10,123,607	-	10,121,111	2,496
Guarantee deposits (margin accounts)	1,988,410	-	1,988,410	-
Total	18,087,878	5,831,487	12,153,965	102,426
Liabilities
Derivatives	10,871,241	-	10,871,241	-
Guarantees received (margin accounts)	857,679	-	857,679	-
Total	11,728,920	-	11,728,920	-

	Fair value measurement
As of December 31,	2020	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets held for trading	133,718	132,246	1,472	-
Loans and accounts receivable at FVOCI, net	69,331	-	-	69,331
Debt instruments at FVOCI	7,162,542	7,145,285	16,731	526
Derivatives	9,032,085	-	9,024,484	7,601
Guarantee deposits (margin accounts)	608,359	-	608,359	-
Total	17,006,035	7,277,531	9,651,046	77,458
Liabilities
Derivatives	9,018,660	-	9,015,900	2,760
Guarantees received (margin accounts)	624,205	-	624,205	-
Total	9,642,865	-	9,640,105	2,760

Schedule of assets or liabilities which are not measured at fair value
	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortized cost, net	35,655,136	-	-	35,655,136
Debt instrument at amortized cost	4,249,697	4,249,697		-
Total	39,904,833	4,249,697	-	35,655,136
Liabilities
Deposits and interbank borrowings	36,421,397	-	18,520,999	17,900,938
Issued debt instruments and other financial liabilities	8,732,109	-	8,732,109	-
Total	45,154,046	-	27,253,108	17,900,938

	Fair value measurement
As of December 31,	2020	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortized cost, net	36,921,368	-	-	36,921,368
Total	36,921,368			36,921,368
Liabilities
Deposits and interbank borrowings	32,047,227	-	17,486,334	14,560,893
Issued debt instruments and other financial liabilities	9,590,678	-	9,590,678	-
Total	41,637,905	-	27,077,012	14,560,893

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)
As of December 31, 2021
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(0,6)	0,6
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

As of December 31, 2020
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(1.3)	1.3
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2021	77,458	2,760
Total realized and unrealized profits (losses)
Included in statements of income	(4,711)	-
Included in other comprehensive income	30,073	-
Purchases, issuances, and loans (net)		-
Level transfer	(394)	(2,760)
As of December 31, 2021	102,426	-
Total profits or losses included in comprehensive income for 2021 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2021	24,968	(2,760)

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2020	81,678	2,950
Total realized and unrealized profits (losses)
Included in statements of income	(196)	1,012
Included in other comprehensive income	3,087	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(7,111)	(1,202)
As of December 31, 2020	77,458	2,760
Total profits or losses included in comprehensive income for 2020 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2020	(4,220)	(190)

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2019	80,781	795
Total realized and unrealized profits (losses)
Included in statements of income	827	2,155
Included in other comprehensive income	70	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2019	81,678	2,950
Total profits or losses included in comprehensive income for 2019 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2019	897	2,155

Schedule of financial instruments subject to compensation
	As of December 31, 2021
	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to netting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts (*)	8,976,617	-	8,976,617	1,146,990	10,123,607
Investments under resale agreements	-	-	-	-	-
Loans and accounts receivable at amortized cost, net	-	-	-	35,477,628	35,477,628
Total	8,976,617	-	8,976,617	36,624,618	45,601,235
Liabilities
Financial derivative contracts (*)	8,730,066	-	8,730,066	2,141,175	10,871,241
Investments under resale agreements	86,634	-	86,634	-	86,634
Deposits and interbank borrowings	-	-	-	36,858,576	36,858,576
Total	8,816,700	-	8,816,700	38,999,751	47,816,451

	As of December 31, 2020
	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to netting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts (*)	8,840,436	-	8,840,436	191,649	9,032,085
Investments under resale agreements	-	-	-	-	-
Loans and accounts receivable at amortized cost, net	-	-	-	33,303,100	33,303,100
Total	8,840,436	-	8,840,436	33,494,749	42,605,185
Liabilities
Financial derivative contracts (*)	8,922,079	-	8,922,079	96,581	9,018,660
Investments under resale agreements	969,808	-	969,808	-	969,808
Deposits and interbank borrowings	-	-	-	31,471,283	31,471,283
Total	9,891,887	-	9,891,887	31,567,864	41,459,751

Schedule of credit exposure in its financial derivative operations
	As of December 31, 2021		As of December 31, 2020
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$

Financial derivative contracts with collateral agreement threshold equal to zero	8,696,994	9,280,079	8,127,263	7,900,539
Financial derivative contracts with non-zero threshold collateral agreement	1,124,413	906,479	471,529	606,661
Financial derivative contracts without collateral agreement	302,200	684,683	433,293	511,460
Total	10,123,607	10,871,241	9,023,085	9,018,660